SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Revenue by major customer
Charterhire from charterers that accounted for over 10% of our total time and voyage charter revenues are as follows:

(in thousands of $)	Fiscal Year 2022(1)		Fiscal Year 2021		Fiscal Year 2020
Singaporean trading house	38,206	17%	40,715	25%	38,732	24%
European utility company	32,057	15%	—	—%	—	—%
Asian trading house	30,694	14%	7,708	5%	—	—%
Dutch trading house	27,670	13%	21,577	13%	43,536	26%
International LNG trader	20,444	9%	19,896	12%	1,027	1%
Japanese trading house	17,350	8%	17,807	11%	6,992	4%
European Trading house	11,189	5%	35,109	22%	1,283	1%
British trading house	—	—%	—	—%	23,686	14%

(1) Includes time and voyage charter revenues from the Predecessor and Successor Periods on an aggregated basis for the year ended December 31, 2022.